PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Property and equipment
Property and equipment, gross	$ 756,124	$ 739,386	$ 739,386	$ 736,418
Less accumulated depreciation and impairment	(500,541)	(490,519)	(490,519)	(367,726)
Total property and equipment, net	255,583	248,867	248,867	368,692
Capital lease obligations	0	0		0
Land
Property and equipment
Property and equipment, gross	8,540	8,593	8,593	9,924
Building and leasehold improvements
Property and equipment
Property and equipment, gross	83,061	83,352	83,352	82,834
Vehicles and equipment
Property and equipment
Property and equipment, gross	27,711	24,114	24,114	8,993
Machinery and equipment
Property and equipment
Property and equipment, gross	538,693	534,303	534,303	550,489
Computer equipment and software
Property and equipment
Property and equipment, gross	11,221	11,102	11,102	10,256
Office furniture and equipment
Property and equipment
Property and equipment, gross	4,277	4,275	4,275	4,329
Disposal wells
Property and equipment
Property and equipment, gross	67,566	67,566	67,566	63,771
Helicopters
Property and equipment
Property and equipment, gross	497	497	497	497
Construction in progress
Property and equipment
Property and equipment, gross	$ 14,558	$ 5,584	$ 5,584	$ 5,325